Derivative Instruments - Schedule of Derivative Instruments (Details) - Foreign currency forward contracts - Derivatives not accounted for as hedges - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Derivative [Line Items]
Notional Amount	$ 251.0	$ 456.1
Derivative assets, fair value, gross	2.0	5.5
Derivative liabilities, fair value, gross	$ 1.9	$ 8.3